Schedule of diluted weighted average number of ordinary shares (Details) - shares		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Warrants [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	[1]	14,503,558	9,347,121
RSU outstanding [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	[1]	3,600	9,548
RSUs vested [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	[1]	200,135	194,525
Incentive shares [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	[1]	5,000	5,000
Share options [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	[1]	2,479,213	1,935,735

[1]	For avoidance of doubt, all references to shares in this document reflect the pre–stock split amounts and have not been adjusted for the 1-for-35 split.